Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands

Raw materials	28,567	28,549
Work in progress	130	697
Finished products	32,890	30,447

	61,587	59,693